SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION UNDER OPERATING LEASE (Details)	Jun. 30, 2022	Dec. 31, 2021
Leases
Weighted average discount rate	8.00%	8.00%
Weighted average remaining lease term (years)	1 year 6 months 14 days	2 years 14 days